11. SUBSEQUENT EVENTS	10 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Subsequent to June 30, 2020, the Company issued a total of 370,000 shares for total cash proceeds of $15,000.

The recent outbreak of the coronavirus, also known as “COVID-19”, has spread across the globe and is impacting worldwide economic activity. Conditions surrounding the coronavirus continue to rapidly evolve and government authorities have implemented emergency measures to mitigate the spread of the virus. The outbreak and the related mitigation measures may have an adverse impact on global economic conditions as well as on the Company’s business activities. The extent to which the coronavirus may impact the Company’s business activities will depend on future developments, such as the ultimate geographic spread of the disease, the duration of the outbreak, travel restrictions, business disruptions, and the effectiveness of actions taken in the United States and other countries to contain and treat the disease. These events are highly uncertain and as such, the Company cannot determine their financial impact at this time.